Related Party Transactions (Narrative) (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2019 $ / shares shares	Jun. 30, 2018 $ / shares shares	Mar. 31, 2022 CAD ($) Share $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 CAD ($) Share shares	Mar. 31, 2021 USD ($) Share $ / shares shares	Mar. 31, 2020 CAD ($) Share $ / shares
Disclosure of transactions between related parties [line items]
Operating line of credit				$ 8,000,000
Convertible debentures, converted amount			$ 5,596,000
Number of stock options exercised | Share			329,822		145,537	145,537	119,292
Weighted average price stock options exercised | (per share)				$ 16.61		$ 17.21	$ 2.59
Officers, directors, and companies controlled by officers and directors, and shareholders [Member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities				$ 243,773		$ 95,741
Convertible debentures, converted amount					$ 3,125,000		$ 3,125,000
Common shres issued upon conversion of convertible debentures | shares					882,555	882,555
Number of stock options exercised | Share			281,430
Weighted average price stock options exercised | $ / shares			$ 4.92
Two companies beneficially owned by Chairman and CEO of company [Member]
Disclosure of transactions between related parties [line items]
Total loans received from companies owned by CEO and Chairman					$ 50,000	$ 100,000
Director, CEO and Chairman [Member]
Disclosure of transactions between related parties [line items]
Personal guarantee amount to support operating line of credit				2,510,000
Joint guarantee amount to support operating line of credit				5,020,000
Operating line of credit				$ 8,000,000
Warrant excercised | shares			1,314,285
Director, CEO and Chairman [Member] | Expire June 29, 2021 [Member]
Disclosure of transactions between related parties [line items]
Number of non transferrable common share purchase warrants issued | shares		628,571
Exercise price of non transferrable common share purchase warrants | $ / shares		$ 4.55
Director, CEO and Chairman [Member] | March 14, 2022 [Member]
Disclosure of transactions between related parties [line items]
Number of non transferrable common share purchase warrants issued | shares	685,714
Exercise price of non transferrable common share purchase warrants | $ / shares	$ 4.2